FINANCE LEASES - Purchase Options (Details)	12 Months Ended
Dec. 31, 2020 USD ($) vessel
Lessee, Lease, Description [Line Items]
Daily time charter rate extension	$ 14,900
Ship Finance International Ltd [Member]
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel	8
Purchase option net of sellers credit	$ 112,000,000
Charter term, extension	3 years